Purchase Obligations - Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Purchase Obligations
Contractual obligations for acquisition of property, plant and equipment and intangible assets	€ 123	€ 207
Other purchase obligations	2,010	934
Purchase obligations	€ 2,133	€ 1,141